Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Amounts Receivable from and Payable to Related Parties
Amounts receivable from and payable to related parties are as follows:

	December 31,
($ thousands)	2017	2016
Trade receivables	65	71
De Agostini Group	65	71

Trade receivables	7,374	10,970
Autogrill S.p.A.	7,374	10,970

Trade receivables	6,888	1,597
OPAP S.A.	6,888	1,597

Trade receivables	176	—
Ringmaster S.r.l.	176	—

Total related party receivables	14,503	12,638

Tax related payables	19,673	72,916
Trade payables	10,974	27,578
De Agostini Group	30,647	100,494

Trade payables	915	365
Autogrill S.p.A.	915	365

Trade payables	6,404	2,454
Ringmaster S.r.l.	6,404	2,454

Trade payables	340	—
OPAP S.A.	340	—

Total related party payables	38,306	103,313

Schedule of Transactions with Related Parties
The following table sets forth transactions with related parties:

	For the year ended December 31,
($ thousands)	2017	2016	2015
Service revenue and product sales
OPAP S.A.	37,512	4,437	4,036
Ringmaster S.r.l.	136	156	239
Autogrill S.p.A.	55	59	6,060
De Agostini Group	20	19	21
	37,723	4,671	10,356

Operating costs
Ringmaster S.r.l.	10,940	9,535	12,651
Assicurazioni Generali S.p.A.	3,765	3,102	3,003
Autogrill S.p.A.	2,391	678	—
Willis Towers Watson	550	550	5,000
OPAP S.A.	11	87	—
De Agostini Group	120	57	569
	17,777	14,009	21,223